Income Taxes (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	$ 10,800,000	$ 3,600,000
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carrayforward year	20 years	20 years
Net operating loss expiration year	2034	2034
State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carrayforward year	15 years	15 years
Net operating loss expiration year	2029	2029